Average Annual Total Returns			12 Months Ended	17 Months Ended	26 Months Ended
		Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Schwab Ariel ESG ETF
Prospectus [Line Items]
Average Annual Return, Percent			17.88%		(2.61%)
Performance Inception Date		Nov. 16, 2021
Schwab Ariel ESG ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			17.74%		(2.75%)
Schwab Ariel ESG ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.67%		(2.00%)
Schwab Crypto Thematic ETF
Prospectus [Line Items]
Average Annual Return, Percent			108.67%	19.88%
Performance Inception Date		Aug. 04, 2022
Schwab Crypto Thematic ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			108.45%	19.38%
Schwab Crypto Thematic ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			64.40%	15.02%
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		26.29%		2.53%
Russell 2500™ Index
Prospectus [Line Items]
Average Annual Return, Percent			17.42%		(4.00%)
MSCI ACWI Index (Net)
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]		22.20%	11.50%
Schwab Crypto Thematic Index®
Prospectus [Line Items]
Average Annual Return, Percent			109.40%	19.76%

[1]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Russell 2500TM Index to the S&P 500® Index.
[2]	In anticipation of new regulatory requirements, the fund’s regulatory index has changed from the Schwab Crypto Thematic Index® to the MSCI ACWI Index (Net).
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.